Commitments	12 Months Ended
Jun. 30, 2023
Disclosure of Commitments [Abstract]
Commitments
20. Commitments

(a) Capital commitments
Commitments for expenditure on intangibles and property, plant and equipment not provided for in these consolidated financial statements are estimated at £599 million (2022 – £399 million; 2021 – £263 million).

(b) Other commitments
The future minimum lease rentals payable in the year ended 30 June 2023 for short-term leases and leases of low-value assets are estimated at £36 million (2022 – £13 million; 2021 – £11 million). The total future cash outflows for leases that had not yet commenced, and not recognised as lease liabilities at 30 June 2023, are estimated at £11 million (2022 – £11 million; 2021 – £132 million).